Primary and secondary segments reporting - Business segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business segments
Net interest income	€ 33,370	€ 31,994	€ 35,283
Net fee income	10,502	10,015	11,779
Gains (losses) on financial transactions	1,563	2,187	1,531
Other operating income	969	83	636
Total income	46,404	44,279	49,229
Administrative expenses, depreciation and amortisation	(21,415)	(21,130)	(23,280)
Profit from operations	24,989	23,149	25,949
Net loan-loss provisions	(7,436)	(12,432)	(9,321)
Other gains (losses) and provisions	(3,006)	(12,793)	(4,085)
Operating profit/(loss) before tax	14,547	(2,076)	12,543
Income tax	(4,894)	(5,632)	(4,427)
Profit/(loss) from continuing operations	9,653	(7,708)	8,116
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	9,653	(7,708)	8,116
Profit/(loss) attributable to non-controlling interests	1,529	1,063	1,601
Profit/(loss) attributable to the parent	8,124	(8,771)	6,515
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	29	50	31
Retail Banking
Business segments
Net interest income	30,595	29,401	32,588
Net fee income	7,045	6,986	8,663
Gains (losses) on financial transactions	839	1,132	1,025
Other operating income	390	(153)	291
Total income	38,869	37,366	42,567
Administrative expenses, depreciation and amortisation	(17,102)	(17,285)	(19,280)
Profit from operations	21,767	20,081	23,287
Net loan-loss provisions	(7,082)	(11,633)	(9,132)
Other gains (losses) and provisions	(2,053)	(1,238)	(1,624)
Operating profit/(loss) before tax	12,632	7,210	12,531
Income tax	(3,898)	(2,328)	(3,916)
Profit/(loss) from continuing operations	8,734	4,882	8,615
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	8,734	4,882	8,615
Profit/(loss) attributable to non-controlling interests	1,345	921	1,364
Profit/(loss) attributable to the parent	7,389	3,961	7,251
Santander Corporate & Investment Banking
Business segments
Net interest income	2,921	2,842	2,655
Net fee income	1,744	1,542	1,520
Gains (losses) on financial transactions	766	670	689
Other operating income	188	202	289
Total income	5,619	5,256	5,153
Administrative expenses, depreciation and amortisation	(2,380)	(2,038)	(2,281)
Profit from operations	3,239	3,218	2,872
Net loan-loss provisions	(151)	(470)	(156)
Other gains (losses) and provisions	(17)	(134)	(90)
Operating profit/(loss) before tax	3,071	2,614	2,626
Income tax	(821)	(750)	(794)
Profit/(loss) from continuing operations	2,250	1,864	1,832
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	2,250	1,864	1,832
Profit/(loss) attributable to non-controlling interests	137	118	171
Profit/(loss) attributable to the parent	2,113	1,746	1,661
Wealth Management & Insurance
Business segments
Net interest income	477	394	479
Net fee income	1,248	1,154	1,190
Gains (losses) on financial transactions	100	99	117
Other operating income	416	383	340
Total income	2,241	2,030	2,126
Administrative expenses, depreciation and amortisation	(914)	(872)	(939)
Profit from operations	1,327	1,158	1,187
Net loan-loss provisions	(38)	(28)	23
Other gains (losses) and provisions	6	1	(12)
Operating profit/(loss) before tax	1,295	1,131	1,198
Income tax	(309)	(272)	(280)
Profit/(loss) from continuing operations	986	859	918
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	986	859	918
Profit/(loss) attributable to non-controlling interests	44	37	50
Profit/(loss) attributable to the parent	942	822	868
PagoNxt
Business segments
Net interest income	1	(1)	20
Net fee income	493	362	456
Gains (losses) on financial transactions	(1)	(1)	(3)
Other operating income	2	(3)	0
Total income	495	357	473
Administrative expenses, depreciation and amortisation	(673)	(443)	(407)
Profit from operations	(178)	(86)	66
Net loan-loss provisions	(10)	(12)	(21)
Other gains (losses) and provisions	(39)	(2)	0
Operating profit/(loss) before tax	(227)	(100)	45
Income tax	(24)	(15)	(33)
Profit/(loss) from continuing operations	(251)	(115)	12
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(251)	(115)	12
Profit/(loss) attributable to non-controlling interests	2	1	(2)
Profit/(loss) attributable to the parent	(253)	(116)	14
Corporate Centre
Business segments
Net interest income	(624)	(642)	(459)
Net fee income	(28)	(29)	(50)
Gains (losses) on financial transactions	(141)	287	(297)
Other operating income	(27)	(25)	(19)
Total income	(820)	(409)	(825)
Administrative expenses, depreciation and amortisation	(346)	(329)	(373)
Profit from operations	(1,166)	(738)	(1,198)
Net loan-loss provisions	(155)	(31)	(35)
Other gains (losses) and provisions	(190)	(412)	(238)
Operating profit/(loss) before tax	(1,511)	(1,181)	(1,471)
Income tax	(24)	(151)	(80)
Profit/(loss) from continuing operations	(1,535)	(1,332)	(1,551)
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(1,535)	(1,332)	(1,551)
Profit/(loss) attributable to non-controlling interests	2	0	(9)
Profit/(loss) attributable to the parent	(1,537)	(1,332)	(1,542)
Operating segment
Business segments
Net interest income	33,370	31,994	35,283
Net fee income	10,502	10,015	11,779
Gains (losses) on financial transactions	1,563	2,187	1,531
Other operating income	969	404	901
Total income	46,404	44,600	49,494
Administrative expenses, depreciation and amortisation	(21,415)	(20,967)	(23,280)
Profit from operations	24,989	23,633	26,214
Net loan-loss provisions	(7,436)	(12,174)	(9,321)
Other gains (losses) and provisions	(2,293)	(1,785)	(1,964)
Operating profit/(loss) before tax	15,260	9,674	14,929
Income tax	(5,076)	(3,516)	(5,103)
Profit/(loss) from continuing operations	10,184	6,158	9,826
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	10,184	6,158	9,826
Profit/(loss) attributable to non-controlling interests	1,530	1,077	1,574
Profit/(loss) attributable to the parent	€ 8,654	€ 5,081	€ 8,252